SUBSEQUENT EVENTS (Details Narrative)																	1 Months Ended			2 Months Ended		3 Months Ended	4 Months Ended		12 Months Ended
	May 01, 2025 USD ($) $ / shares shares	Apr. 16, 2025 USD ($)	Apr. 14, 2025	Apr. 14, 2025 $ / shares	Apr. 14, 2025 Integer	Apr. 14, 2025 d	Apr. 01, 2025 d $ / shares shares	Mar. 24, 2025 $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) d $ / shares shares	Nov. 25, 2024 $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 $ / shares shares	Nov. 25, 2024 $ / shares shares	Nov. 25, 2024 bbl $ / shares shares	Nov. 25, 2024 Integer $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Aug. 31, 2024 $ / shares shares	May 20, 2025 USD ($) $ / shares shares	May 19, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	May 29, 2025 $ / shares shares	May 02, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Nov. 21, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	May 31, 2024 shares	Mar. 31, 2024 $ / shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $																						$ 1,679,810
Preferred stock, shares outstanding																									494,840	0
Warrants issued																						915,383			796,176	116,928
Preferred Stock, Value, Issued | $																									$ 49
Common stock, shares exchanged for warrants																			2,816,291
Proceeds from Initial Public Offering of Common Stock, net of Underwriting Commission | $																									$ 5,960,000
Convertible conversion price | $ / shares																														$ 1.10
CFGI [Member] | Pending Litigation [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest | $									$ 730,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $
Class of warrant exercise price | $ / shares																			$ 5.00
Warrants shares																			19,983
Prepaid Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																						$ 0.001
Prepaid warrants exercised																						1,252,559
Common stock, shares exchanged for warrants																						1,250,777			2,816,291
Warrants shares																						2,619,433			3,871,992	507,394
Common warrants to purchase shares of common stock
Warrant [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $
Warrants issued																						186,369
Warrant [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $
Common Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares											$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stock price | $ / shares																						$ 5.00			$ 5.00
Common stock, shares exchanged for warrants
Warrants shares																						382,205			382,205
Common warrants to purchase shares of common stock													382,205									382,205			382,205
$8 Contingent Legacy Shareholder Warrants [Member]
Subsequent Event [Line Items]
Warrants issued											762,488	762,488	762,488	762,488	762,488	762,488						625,446			725,608
Class of warrant exercise price | $ / shares											$ 8	$ 8	$ 8	$ 8	$ 8	$ 8						$ 8			$ 8
Trading days															10	10
Share conversion threshold period											24 months
Commitment Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																													$ 67
Commitment Warrant [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																													$ 67
Investor [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																																	$ 6.00
Warrants shares																																	83,333
Related Party [Member]
Subsequent Event [Line Items]
Stock price | $ / shares											$ 5.00	$ 5.00	$ 5.00	$ 5.00	$ 5.00	$ 5.00
Related Party [Member] | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																						1,117,559
Common stock, shares exchanged for warrants																						1,115,909
Warrants shares																						1,203,783
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Subsequent Event [Line Items]
Warrants issued											128,358	128,358	128,358	128,358	128,358	128,358						0			115,456
ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase agreement commencing period										36 months
Proceeds from ELOC Purchase Agreement | $																	$ 1,000,000
ELOC Purchase Agreement [Member] | Commitment Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																						67,162
Class of warrant exercise price | $ / shares																						$ 0.001
Warrants outstanding | $										$ 75,000								$ 75,000
Ownership interest, percentage										4.99%								4.99%
Sale of shares, single day sale limitation										7.00%
ELOC Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Ownership interest, percentage										4.99%								4.99%
IPO [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $																									$ 3,592,079
Class of warrant exercise price | $ / shares											$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Stock price | $ / shares											$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00																$ 5.00			$ 4.00
Proceeds from Initial Public Offering of Common Stock, net of Underwriting Commission | $												$ 6,875,000
IPO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $																									$ 169
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)																									1,687,500
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Underwriter fee as percentage of offering proceeds														5.00%
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Subsequent Event [Line Items]
Warrants issued											84,377	84,377	84,377	84,377	84,377	84,377									84,377						84,377
Class of warrant exercise price | $ / shares											$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00															$ 4.00
Common Stock [Member] | Related Party [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants issued																																	5,000
Class of warrant exercise price | $ / shares																																	$ 5.00
Common Stock [Member] | ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $										$ 15,000,000
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)										5,000,000
Common Stock [Member] | ELOC Purchase Agreement [Member] | Commitment Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																													67,162
Class of warrant exercise price | $ / shares										$ 0.001								$ 0.001
Common Stock [Member] | ELOC Purchase Agreement [Member] | Commitment Warrant [Member]
Subsequent Event [Line Items]
Warrants issued										67,162								67,162												67,162
Class of warrant exercise price | $ / shares																														$ 0.001
Common Stock [Member] | ELOC Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $																						$ 232,427
Common Stock [Member] | ELOC Purchase Agreement and Registration Rights Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)																						330,014
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding																						494,840												4,948,478
Class of warrant exercise price | $ / shares																																1.838
Preferred stock shares, value | $																									$ 0
Preferred stock, stated value | $ / shares																									$ 12							12
Preferred stock, subscriptions | $ / shares																									$ 10							10
Dividend percentage																						15.00%			15.00%
Preferred stock, dividends | $ / shares																						$ 1.80			$ 1.80
Preferred stock, conversion rate, percent of calculation														110.00%								110.00%			110.00%
Convertible conversion price | $ / shares											4.00	4.00	4.00	$ 4.00	4.00	4.00						$ 5.00			$ 5.00
Preferred stock, par value per share | $ / shares																																$ 0.0001
Percentage of accrued dividends																						110.00%			110.00%
Preferred stock, shares outstanding																																4,948,478
Subscription purchase of shares																						494,840											11,328
Preferred stock, liquidation preference, percent of preference calculation																									110.00%
Preferred stock, stated value | $																						$ 5,938,080			$ 5,938,080
Series A Preferred Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Stock price | $ / shares											$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Series A Preferred Stock [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock price | $ / shares																																$ 4.00
Series A Preferred Stock [Member] | IPO [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Stock price | $ / shares																																$ 5.00
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding																						167,981
Warrants issued																						119,207
Class of warrant exercise price | $ / shares																						$ 0.01
Preferred stock shares, value | $																						$ 1,679,810
Preferred Stock, Shares Subscribed but Unissued																						67,162
Preferred stock, stated value | $ / shares										$ 12.00								$ 12.00
Preferred stock, subscriptions | $ / shares										$ 10.00								$ 10.00
Dividend percentage										15.00%
Preferred stock, dividends | $ / shares										$ 1.80
Preferred stock, conversion rate, percent of calculation										110.00%
Preferred stock, period after anniversary of original issue date before company can redeem shares										90 days
Preferred stock, stated value | $																						$ 2,015,772
Liquidation preference | $																						2,289,003
Series B Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Preferred stock shares, value | $																						$ 1,150,000
Series B Preferred Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Warrants issued																						53,418
Preferred stock shares, value | $																						$ 250,000
Series B Preferred Stock [Member] | ELOC Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $										$ 1,000,000
Series B Preferred Stock [Member] | ELOC Purchase Agreement Within 24 Hours Of Registration Statement Filing [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $										$ 500,000
Sale of stock, period after registration filing for initial purchase										24 hours
Series B Preferred Stock [Member] | ELOC Purchase Agreement Within 3 Trading Days of Registration Statement Declared Effective [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $										$ 500,000
Sale of stock, trading days after registration declared effective for second purchase | d										3
Series B Preferred Stock [Member] | ELOC Purchase Agreement and Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)										100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued																							327,868
Convertible conversion price | $ / shares																														$ 1.10
Nasdaq minimum share bid price to stay compliant | $ / shares				$ 1.00
Nasdaq, threshold number of consecutive business days below minimum bid price to trigger noncompliance					30	30
Nasdaq compliance period granted			180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance | $ / shares				10
Nasdaq, potential second compliance period			180 days
Subsequent Event [Member] | CFGI [Member] | Pending Litigation [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest | $									$ 730,000
Subsequent Event [Member] | Thinking Tree Dissenter [Member] | Pending Litigation [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest | $		$ 470,000
Subsequent Event [Member] | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																				327,868
Class of warrant exercise price | $ / shares																							$ 0.001	$ 0.001
Prepaid warrants exercised																					327,868		1,252,559
Common stock, shares exchanged for warrants																							1,250,777
Warrants shares																					1,874,341		1,919,433
Subsequent Event [Member] | Prepaid Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
[custom:ClassOfWarrantsOrRightExercised]																					1,528,808
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants shares																					718,493
Subsequent Event [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Common warrants to purchase shares of common stock							884,159
Share lock-up period							6 months
Subsequent Event [Member] | Commitment Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																													$ 67
Subsequent Event [Member] | Commitment Warrant [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																													$ 67
Subsequent Event [Member] | Eight Contingent Legacy Shareholder Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares							$ 8.00
Trading days | d							10
Nasdaq minimum share bid price to stay compliant | $ / shares				$ 1.00
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding	284,140
Subsequent Event [Member] | Related Party [Member] | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																					341,658		1,117,559
Common stock, shares exchanged for warrants																							1,115,909
Warrants shares																					862,125		1,203,783
Liquidation preference | $																							$ 3,433,497
Subsequent Event [Member] | Related Party [Member] | Warrant [Member]
Subsequent Event [Line Items]
[custom:ClassOfWarrantsOrRightExercised]																					913,158
Warrants shares																					290,625
Subsequent Event [Member] | ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock price | $ / shares									$ 1.11								$ 1.11
Purchase agreement commencing period										36 months
Proceeds from ELOC Purchase Agreement | $																	$ 1,000,000
Subsequent Event [Member] | ELOC Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible conversion price | $ / shares																							$ 0.4736
Subsequent Event [Member] | ELOC Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible conversion price | $ / shares																							1.17
Subsequent Event [Member] | ELOC Purchase Agreement [Member] | Weighted Average [Member]
Subsequent Event [Line Items]
Convertible conversion price | $ / shares																							$ 0.741
Subsequent Event [Member] | ELOC Purchase Agreement [Member] | Commitment Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding | $										$ 75,000								$ 75,000
Ownership interest, percentage										4.99%								4.99%
Sale of shares, single day sale limitation										7.00%
Subsequent Event [Member] | ELOC Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $																					$ 645,074
Ownership interest, percentage										4.99%								4.99%
Subsequent Event [Member] | ELOC Purchase Agreement [Member] | Related Party [Member]
Subsequent Event [Line Items]
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)																							115,000
Proceeds from ELOC Purchase Agreement | $																							$ 1,150,000	$ 1,150,000
Subscription purchase of shares									100,000								100,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock price | $ / shares							$ 4.00
Subsequent Event [Member] | Over-Allotment Option [Member] | Underwriter Warrants [Member]
Subsequent Event [Line Items]
Warrants issued								97,034
Class of warrant exercise price | $ / shares								$ 4.00
Underwriter fee as percentage of offering proceeds								15.00%
Subsequent Event [Member] | Common Stock [Member] | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																					1,072,960
Subsequent Event [Member] | Common Stock [Member] | ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $										$ 15,000,000											$ 1,187,453
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)										5,000,000
Subsequent Event [Member] | Common Stock [Member] | ELOC Purchase Agreement [Member] | Commitment Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																														67,162
Class of warrant exercise price | $ / shares																														$ 0.001
Subsequent Event [Member] | Common Stock [Member] | ELOC Purchase Agreement [Member] | Commitment Warrant [Member]
Subsequent Event [Line Items]
Warrants issued																														67,162
Class of warrant exercise price | $ / shares																														$ 0.001
Subsequent Event [Member] | Common Stock [Member] | ELOC Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $																					$ 412,647		$ 232,427
Subsequent Event [Member] | Common Stock [Member] | ELOC Purchase Agreement and Registration Rights Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)																					857,439		330,014
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding	284,140																										210,700	210,700
Warrants issued	116,263																										129,998	129,998
Class of warrant exercise price | $ / shares	$ 4.00																										$ 4.00	$ 4.00
Conversion of Stock, Amount Converted | $																				$ 4,092,567
Conversion of Stock, Shares Converted	284,140																			409,256
[custom:NegotiatedAggregateValue-0] | $	$ 4,092,560
Preferred stock, stated value | $ / shares	$ 12
Subscription purchase of shares	210,700
Subsequent Event [Member] | Series A Preferred Stock [Member] | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																				700,000
VWAP per prepaid warrant | $ / shares																				$ 0.56
Subsequent Event [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding	183,122
Warrants issued	75,702
Class of warrant exercise price | $ / shares	$ 4.00
Conversion of Stock, Amount Converted | $																				$ 2,640,437
Conversion of Stock, Shares Converted																				264,043
Preferred Stock, Value, Issued | $	$ 2,640,430
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding	264,043																										742,137	659,437
Warrants issued	409,256																						119,207
Preferred stock shares, value | $																				$ 5,741,567
Preferred Stock, Shares Subscribed but Unissued										10								10		574,156
Conversion of Stock, Amount Converted | $																				$ 4,092,567
Conversion of Stock, Shares Converted																				409,256
Stock price | $ / shares																				$ 0.01
[custom:NegotiatedAggregateValue-0] | $	$ 3,409,680
Preferred stock, stated value | $ / shares										$ 12								$ 12
[custom:AccruedDividends-0] | $	$ 343,392
Preferred stock, subscriptions | $ / shares										$ 10.00								10.00
Dividend percentage										15.00%
Preferred stock, dividends | $ / shares										$ 1.80								$ 1.80
Preferred stock, conversion rate, percent of calculation										110.00%
Preferred stock, authorized										750,000								750,000
Preferred stock, par value per share | $ / shares										$ 0.0001								$ 0.0001
Percentage of accrued dividends										110.00%								110.00%
Share conversion threshold period										36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares										90 days
Preferred stock, redemption, prior written notice										30 days
Preferred stock, redemption, percent of redemption calculation										110.00%
Preferred stock, subscription amount | $																							$ 2,551,810	$ 2,551,810
Preferred stock, shares outstanding																				659,437			255,181	255,181
Preferred stock, liquidation preference, percent of preference calculation										110.00%												110.00%
Preferred stock, stated value | $																				$ 7,913,244			$ 3,062,172	$ 3,062,172
Preferred stock dividend | $																							$ 59,189
Liquidation preference | $																				$ 8,814,351				3,433,497
Subsequent Event [Member] | Series B Preferred Stock [Member] | Weighted Average [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																							$ 0.01
Subsequent Event [Member] | Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																				327,868
Proceeds from exchange of warrants | $																				$ 392,000			$ 392,000	$ 392,000
[custom:SharesIssuedFromExchangeOfWarrants]																				39,200
Prepaid warrants exercised																				700,000	700,000		700,000	700,000
VWAP per prepaid warrant | $ / shares																				$ 0.56			$ 0.56	$ 0.56
Stock price | $ / shares																				$ 0.001
Common stock, shares exchanged for warrants																					39,200		39,200
Preferred stock, subscription amount | $																				$ 100,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Preferred stock shares, value | $																				$ 1,257,000
Preferred Stock, Shares Subscribed but Unissued																				125,700
Subsequent Event [Member] | Series B Preferred Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding	183,122
Warrants issued	75,702																			792,018
Class of warrant exercise price | $ / shares	$ 4.00
Preferred stock shares, value | $																				$ 105,000
Preferred Stock, Shares Subscribed but Unissued																				10,500
Conversion of Stock, Amount Converted | $																				$ 2,640,437
Conversion of Stock, Shares Converted	264,043																			264,043
Preferred Stock, Value, Issued | $	$ 2,640,430
Preferred stock, subscription amount | $																							$ 250,000	$ 250,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred stock shares, value | $																				$ 4,914,567
Preferred Stock, Shares Subscribed but Unissued																				491,456
Proceeds from ELOC Purchase Agreement | $									$ 1,000,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | ELOC Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $										$ 1,000,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | ELOC Purchase Agreement Within 24 Hours Of Registration Statement Filing [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $										$ 500,000
Sale of stock, period after registration filing for initial purchase										24 hours
Subsequent Event [Member] | Series B Preferred Stock [Member] | ELOC Purchase Agreement Within 3 Trading Days of Registration Statement Declared Effective [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $										$ 500,000
Sale of stock, trading days after registration declared effective for second purchase | d										3
Subsequent Event [Member] | Series B Preferred Stock [Member] | ELOC Purchase Agreement and Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in shares)										100,000